Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

12. INCOME TAXES

The Company and its subsidiaries file tax returns separately.

Income taxes

Cayman Islands: under the current laws of the Cayman Islands, the Company and its subsidiaries in the Cayman Islands are not subject to taxes on their income and capital gains.

Hong Kong: in accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. In March 2018, the Hong Kong Government introduced a two-tiered profit tax rate regime by enacting the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the “Ordinance”). Under the two-tiered profits tax rate regime, the first $2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018-2019. According to the policy, if no election has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to Profits Tax at the rate of 16.5% or 15%, as applicable. Because the preferential tax treatment is not elected by the Group, all the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%. The subsidiaries registered in Hong Kong did not have assessable profits that were derived Hong Kong during the years ended December 31, 2021, 2020 and 2019. Therefore, no Hong Kong profit tax has been provided for in the periods presented. Our returns for 2015 and subsequent tax years remain subject to examination by Hong Kong Inland Revenue Department.

United Kingdom: in accordance with the relevant tax laws and regulations of United Kingdom, a company registered in the United Kingdom is subject to income taxes within United Kingdom at the applicable tax rate on taxable income. All the United Kingdom subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 19%. The subsidiary in United Kingdom did not have assessable profits that were derived from United Kingdom during the years ended December 31, 2021, 2020 and 2019. Therefore, no United Kingdom profit tax has been provided for in the periods presented. Our returns for 2017 and subsequent tax years remain subject to examination by the UK tax authority.

Singapore: in accordance with the relevant tax laws and regulations of Singapore, a company registered in the Singapore is subject to income taxes within Singapore at the applicable tax rate on taxable income. All the Singapore subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 17%. The subsidiary in Singapore did not have assessable profits that were derived from Singapore during the years ended December 31, 2021, 2020 and 2019. Therefore, no Singapore profit tax has been provided for in the periods presented. Our returns for 2017 and subsequent tax years remain subject to examination by the Singapore tax authority.

United States (Nevada): in accordance with the relevant tax laws and regulations of the United States, a company registered in the United States is subject to income taxes within the United States at the applicable tax rate on taxable income. All the United States subsidiaries in Nevada that are not entitled to any tax holiday were subject to income tax at a rate of 21%. The subsidiary in the United States did not have assessable profits that were derived from the United States during the years ended December 31, 2021, 2020 and 2019. Therefore, no United States profit tax has been provided for in the periods presented. Our returns for 2018 and subsequent tax years remain subject to examination by Internal Revenue Service.

Canada: in accordance with the relevant tax laws and regulations of Canada, a company registered in Canada is subject to income taxes within Canada at the applicable tax rate on taxable income. All the Canada subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 15%. The subsidiary in Canada did not have assessable profits that were derived from Canada during the years ended December 31, 2021, 2020 and 2019. Therefore, no Canada profit tax has been provided for in the periods presented. Our returns for 2017 and subsequent tax years remain subject to examination by the Canada tax authority.

Ireland: in accordance with the relevant tax laws and regulations of Ireland, a company registered in Ireland is subject to income taxes within Ireland at the applicable tax rate on taxable income. All the Ireland subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 12.5%. The subsidiary in Ireland did not have assessable profits that were derived from Ireland during the years ended December 31, 2021, 2020 and 2019. Therefore, no Ireland profit tax has been provided for in the periods presented. Our returns for 2017 and subsequent tax years remain subject to examination by the Ireland tax authority.

The components of the provision for income taxes expenses are:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Current	$-	$-	$-
Deferred	-	-	-
Total income taxes expense	$-	$-	-

The reconciliation of income taxes expenses computed at the Hong Kong statutory tax rate applicable to income tax expense is as follows:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Net income (loss) before tax	$(27,114,293)	$4,920,167	$(20,116,938)
Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	(4,473,859)	811,828	(3,319,294)
Impact of different tax rates in other jurisdictions	(214,135)	(18,869)	(91,623)
Non-taxable income	(716,628)	(4,281,521)	(389,714)
Non-deductible expenses	1,992,463	79,200	702,433
Change in valuation allowance	3,412,159	3,409,362	3,098,198
Effective income tax expense	$-	$-	$-

Deferred tax asset, net

Deferred tax assets and deferred tax liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purpose and the tax bases used for income tax purpose. The following represents the tax effect of each major type of temporary difference.

	December 31, 2021	December 31, 2020
Deferred tax asset:
Tax loss carry forward	$12,189,424	$9,461,421
Share-based payment expenses	698,564	497,808
	12,887,988	9,959,229
Deferred tax liability:
Depreciation and amortization	(255,824)	(397,669)
Net deferred tax assets before valuation allowance	12,632,164	9,561,560
Valuation allowance	(12,632,164)	(9,561,560)
Deferred tax asset, net	$-	$-

As of December 31, 2021 and 2020, the Group had net operating loss carry-forwards of $73,785,041 and $57,065,283, respectively, including its Hong Kong, Singapore, the United States, the United Kingdom, Canada and Ireland operations, which are available to reduce future taxable income and have an unlimited carryover period. For the year ended December 31, 2021, there was no tax loss carried forward expired, while tax loss brought forward of $1,805,527 was cancelled due to the disposal of various subsidiaries.

Valuation allowance was provided against deferred tax assets in entities where it was determined, it was more likely than not that the benefits of the deferred tax assets will not be realized. The Group had deferred tax assets which consisted of tax loss carry forward, which can be carried forward to offset future taxable income. The Group maintains a full valuation allowance on its net deferred tax assets. The management determines it is more likely than not that all of its deferred tax assets will not be utilized.

Changes in valuation allowance are as follows:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Balance as of January 1	$9,561,560	$6,152,198	$3,054,000
Additions	3,412,159	3,409,362	3,098,198
Disposal	(341,555)	-	-
Balance as of December 31	$12,632,164	$9,561,560	$6,152,198